UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10075
                                                     ---------

                             UBS Sequoia Fund L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                  Period from January 1, 2007 to June 30, 2007

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007





                                    CONTENTS



  Statement of Assets, Liabilities and Members' Capital.............           1

  Statement of Operations...........................................           2

  Statements of Changes in Members' Capital.........................           3

  Statement of Cash Flows...........................................           4

  Notes to Financial Statements.....................................           5

  Schedule of Portfolio Investments.................................          12

                                                       UBS SEQUOIA FUND, L.L.C.
                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                                                  JUNE 30, 2007

-------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $33,913,394)             $ 42,524,414
Cash and cash equivalents                                             3,920,453
Receivables:
  Due from broker                                                     8,002,127
  Investments sold, not settled                                         504,170
  Interest                                                               48,876
  Dividends                                                               3,917
-------------------------------------------------------------------------------

TOTAL ASSETS                                                         55,003,957
-------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
  (proceeds of sales $6,593,909)                                      7,957,723
Payables:
  Due to broker                                                       6,187,028
  Withdrawals payable                                                   785,030
  Investments purchased, not settled                                     94,957
  Professional fees                                                      67,662
  Management fee                                                         37,612
  Interest                                                               31,326
  Administration fee                                                     11,245
  Other                                                                  24,195
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    15,196,778
-------------------------------------------------------------------------------

NET ASSETS                                                         $ 39,807,179
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 32,559,973
Accumulated net unrealized appreciation on investments                7,247,206
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 39,807,179
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                       UBS SEQUOIA FUND, L.L.C.
                                                        STATEMENT OF OPERATIONS
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------

                                   Period from January 1, 2007 to June 30, 2007

-------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                          $   333,612
  Dividends                                                             110,599
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 444,211
-------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        267,581
  Interest                                                              182,008
  Professional fees                                                      85,238
  Administration fee                                                     18,738
  Custodian fee                                                           6,270
  Miscellaneous                                                          47,948
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                          607,783
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (163,572)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     FROM INVESTMENTS

  Net realized gain from investments                                  4,162,222
  Change in net unrealized appreciation/depreciation
     from investments                                                (1,539,587)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     2,622,635
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                        $ 2,459,063
-------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                                    UBS SEQUOIA FUND, L.L.C.
                                                                                   STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                   PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------


                                                                  MANAGER                MEMBERS                   TOTAL
----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                             $ 1,349,155           $ 109,860,943              111,210,098

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (6,499)               (189,762)                (196,261)
  Net realized gain (loss) from investments                         255,058               7,941,611                8,196,669
  Change in net unrealized
     appreciation/depreciation from investments                     (75,751)               (717,796)                (793,547)
Incentive allocation                                                779,980                (779,980)                       -
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                        952,788               6,254,073                7,206,861
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              711,808               8,057,342                8,769,150
  Members' withdrawals                                             (154,055)            (75,209,561)             (75,363,616)
  Offering costs                                                       (111)                 (3,354)                  (3,465)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                          557,642             (67,155,573)             (66,597,931)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                           $ 2,859,585           $  48,959,443               51,819,028
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                  (247)               (163,325)                (163,572)
  Net realized gain from investments                                260,404               3,901,818                4,162,222
  Change in net unrealized
     appreciation/depreciation from investments                     (84,886)             (1,454,701)              (1,539,587)
Incentive allocation                                                381,172                (381,172)                       -
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                        556,443               1,902,620                2,459,063
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                    -               1,814,485                1,814,485
  Members' withdrawals                                             (172,346)            (16,111,911)             (16,284,257)
  Offering costs                                                        (66)                 (1,074)                  (1,140)
----------------------------------------------------------------------------------------------------------------------------
NET (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                             (172,412)            (14,298,500)             (14,470,912)
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                                 3,243,616           $  36,563,563               39,807,179
----------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $  2,459,063
Adjustments to reconcile net increase in Members' capital
  derived from operations to net cash provided by
  operating activities:
Purchases of investments                                            (30,176,356)
Proceeds from disposition of investments                             43,556,354
  Proceeds received from short sales                                  7,885,519
  Cost to cover short sales                                         (11,429,047)
Net realized gain from investments                                   (4,162,222)
Change in net unrealized appreciation/depreciation
  from investments                                                    1,539,587
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from broker                                                2,240,838
       Investments sold, not settled                                     50,639
       Interest                                                           8,012
       Dividends                                                          2,267
       Other assets                                                         499
    Increase (decrease) in payables:
      Due to broker                                                     895,727
      Investments purchased, not settled                               (499,782)
      Professional fees                                                 (63,524)
      Management Fee                                                    (14,266)
      Interest                                                              530
      Administration fee                                                  1,729
      Dividend Payable                                                      (12)
      Other                                                              (1,841)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            12,293,714

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                1,814,485
Adviser withdrawals                                                    (172,346)
Members' withdrawals                                                (19,167,300)
Offering costs                                                           (1,140)
-------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (17,526,301)

Net decrease in cash and cash equivalents                            (5,232,587)
Cash and cash equivalents--beginning of period                        9,153,040
-------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                           $  3,920,453
-------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                $    180,279
-------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

     The Fund's Directors have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is a direct, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests, or a portion thereof, from Members twice each year in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

     are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at June 30, 2007.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value. The fund does not hold debt securities at June 30, 2007.

     The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. The Fund does not hold such equity securities at June 30, 2007.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Syndication costs are charged to capital as incurred.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to PCM.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as an placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions ARE debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period January 1, 2007 to June 30, 2007, UBS FSI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members'

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and year ended December 31, 2006 was $381,172 and $779,980, respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2007 or as of the year ended December 31, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $17,187.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC, Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC, Inc.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2007 to June 30, 2007, amounted to $41,605,403 and $51,441,873, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $11,429,047 and $7,885,519, respectively. Net realized gain resulting from short positions was $166,560 for the period from January 1, 2007 to June 30, 2007.

     At June 30, 2007, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $7,247,206, which consists of $9,807,690 gross unrealized appreciation and $2,560,484 gross unrealized depreciation.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

6.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 6.14% per annum and the average borrowings outstanding were $5,977,996. The Fund had borrowings outstanding at June 30, 2007 totaling $6,187,028 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital. Interest expense for the period January 1, 2007 to June 30, 2007 was $182,008.

7.   DUE FROM BROKER

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. For the period from January 1, 2007 to June 30, 2007 the Fund did not trade any forward or futures contracts.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. Generally, these derivative contracts include foreign currency forwards and futures contracts, and options.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. For the period from January 1, 2007 to June 30, 2007, the Fund did not trade any derivative contracts.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

10.  NEW ACCOUNTING PRONOUNCEMENTS

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                        UBS SEQUOIA FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------


11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                    YEARS ENDED DECEMBER 31,
                                     PERIOD FROM
                                   JANUARY 1, 2007
                                  TO JUNE 30, 2007
                                     (UNAUDITED)        2006            2005             2004             2003              2002
                                    ------------     ----------      ----------       ----------        ----------        ---------
  Ratio of net investment
  loss to average net
  assets****                          (0.70)%*         (0.24)%          (0.66)%          (1.26)%           (0.94)%          (1.20)%

  Ratio of total expenses
  to average net assets
  before incentive fee****             2.60%*           1.75%            1.58%            1.69%             1.55%            1.67%

  Ratio of total expenses
  to average net assets
  after incentive fee*****             4.22%*           2.70%            2.60%            2.07%             1.75%            1.67%

  Portfolio turnover rate             63.37%          112.13%           98.70%          229.48%           285.30%          336.06%

  Total Return pre
  incentive allocation **              5.66%            7.61%           (2.02)%           7.75%            36.10%          (19.58)%

  Total return post
  incentive allocation ***             4.53%            6.09%           (2.02)%           6.20%            28.88%          (19.58)%

  Average debt ratio****              12.67%            3.29%            0.00%            0.00%             0.22%            0.21%
  Net asset value at end
  of period                     $39,807,179      $51,819,028     $111,210,098     $116,795,357      $105,505,171      $98,794,572


*     Annualized
** Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
*** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
**** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           UNITED STATES OF AMERICA
           ------------------------
           INVESTMENTS IN SECURITIES (106.83%)
           -----------------------------------
           COMMON STOCK (106.83%)
           ----------------------
           APPLICATIONS SOFTWARE (1.46%)
 26,500    Moldflow Corp. *                                       $   582,470
                                                                  -----------
           BUILDING & CONSTRUCTION PRODUCTS -
           MISCELLANEOUS (0.05%)
  1,300    Builders FirstSource Inc. *                                 20,878
                                                                  -----------
           BUILDING - HEAVY CONSTRUCTION (2.05%)
 13,300    KHD Humboldt Wedag International, Ltd. *                   814,759
                                                                  -----------
           BUILDING PRODUCTION - AIR & HEATING (0.64%)
 11,500    Goodman Global, Inc. *                                     255,530
                                                                  -----------
           CHEMICALS - SPECIALTY (1.27%)
 19,900    Terra Industries, Inc. *                                   505,858
                                                                  -----------
           CIRCUIT BOARDS (1.73%)
 53,000    TTM Technologies, Inc. *                                   689,000
                                                                  -----------
           COMMERCIAL SERVICES (3.60%)
 29,200    Steiner Leisure, Ltd. *                                  1,434,304
                                                                  -----------
           COMPUTER AIDED DESIGN (6.88%)
126,700    Parametric Technology Corp. *,(a)                        2,737,987
                                                                  -----------
           COMPUTERS - INTEGRATED SYSTEMS (1.86%)
 13,300    Cray Inc. *                                                101,479
 26,500    Radiant Systems, Inc. *                                    350,860
 23,200    Radisys Corp. *                                            287,680
                                                                  -----------
                                                                      740,019
                                                                  -----------
           COMPUTERS - MEMORY DEVICES (0.33%)
 11,900    LaserCard Corp. *                                          129,948
                                                                  -----------
           DIAGNOSTIC KITS (0.58%)
 19,900    Trinity Biotech PLC *                                      230,840
                                                                  -----------
           DISTRIBUTION/WHOLESALE (3.09%)
132,600    Bell Microproducts, Inc. *                                 864,552
 26,500    Brightpoint, Inc. *                                        365,435
                                                                  -----------
                                                                    1,229,987
                                                                  -----------
           DIVERSIFIED MANUFACTURING OPERATIONS (2.82%)
 18,600    Crane Company (a)                                          845,370
  6,600    Lancaster Colony Corp.                                     276,474
                                                                  -----------
                                                                    1,121,844
                                                                  -----------
           DRUG DELIVERY SYSTEMS (2.09%)
 39,800    Matrixx Initiatives, Inc. *                                833,014
                                                                  -----------


     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (CONTINUED)
           ------------------------
           E-SERVICES/CONSULTING (0.07%)
  1,300    Access Integrated Technologies, Inc. *                 $    10,517
  1,300    Saba Software, Inc. *                                        6,669
  1,300    Sumtotal Systems, Inc. *                                    10,179
                                                                  -----------
                                                                       27,365
                                                                  -----------
           EDUCATIONAL SOFTWARE (0.03%)
  1,300    SkillSoft PLC *                                             12,077
                                                                  -----------
           ELECTRONIC COMPONENTS - MISCELLANEOUS (3.01%)
 53,000    Benchmark Electronics, Inc. *,(a)                        1,198,860
                                                                  -----------
           ELECTRONIC MEASURING INSTRUMENTS (0.16%)
  2,700    Measurement Specialties, Inc. *                             63,936
                                                                  -----------
           ENERGY - ALTERNATIVE SOURCES (0.56%)
 13,300    MGP Ingredients, Inc.                                      224,770
                                                                  -----------
           ENTERPRISE SOFTWARE/SERVICES (8.33%)
161,800    Epicor Software Corp. *,(a)                              2,405,966
  4,000    JDA Software Group, Inc. *                                  78,520
 40,300    SYNNEX Corp. *                                             830,583
                                                                  -----------
                                                                    3,315,069
                                                                  -----------
           FOOD - MISCELLANEOUS/DIVERSIFIED (1.99%)
  1,300    American Italian Pasta Co.                                  12,480
  1,300    B&G Foods Inc. - Class A                                    17,160
  1,300    Boulder Speciality Brands, Inc. *                           12,935
 19,900    J & J Snack Foods Corp.                                    751,026
                                                                  -----------
                                                                      793,601
                                                                  -----------
           FOOTWEAR & RELATED APPAREL (1.49%)
 29,200    Stride Rite Corp.                                          591,592
                                                                  -----------
           HOME FURNISHINGS (0.75%)
 13,300    Hooker Furniture Corp.                                     298,452
                                                                  -----------
           MEDICAL - DRUGS (8.69%)
 26,500    Combinatorx, Inc. *                                        163,505
 19,900    KV Pharmaceutical Co. *                                    542,076
 33,200    Salix Pharmaceuticals, Ltd. *                              408,360
 99,500    Sciele Pharma, Inc. *,(a)                                2,344,220
                                                                  -----------
                                                                    3,458,161
                                                                  -----------
           MEDICAL INSTRUMENTS (0.25%)
 12,100    Thermage, Inc. *                                           100,914
                                                                  -----------
           MEDICAL - OUTPATIENT/HOME MEDICINE (2.12%)
 32,000    Radiation Therapy Services, Inc. *                         842,880
                                                                  -----------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (CONTINUED)
           ------------------------
           MEDICAL PRODUCTS (9.23%)
           ------------------------
  4,000    Artes Medical, Inc. *                                  $    31,920
 66,300    Orthofix International NV. *,(a)                         2,981,511
 26,500    Syneron Medical, Ltd. *                                    661,175
                                                                  -----------
                                                                    3,674,606
                                                                  -----------
           NON-FERROUS METALS (0.84%)
  3,400    Cameco Corp.                                               172,516
 14,700    Uranium Resources Inc. *                                   162,141
                                                                  -----------
                                                                      334,657
                                                                  -----------
           PLATINUM (0.55%)
 19,900    Stillwater Mining Company *                                219,099
                                                                  -----------
           PUBLISHING - NEWSPAPERS (0.17%)
  6,800    Journal Register Company                                    30,464
  1,400    The McClatchy Company - Class A                             35,434
                                                                  -----------
                                                                       65,898
                                                                  -----------
           RESEARCH & DEVELOPMENT (1.68%)
 26,500    PRA International *                                        670,450
                                                                  -----------
           RESPIRATORY PRODUCTS (3.55%)
 33,200    Respironics, Inc. *,(a)                                  1,413,988
                                                                  -----------
           RETAIL - APPAREL/SHOE (10.76%)
 39,800    Bebe Stores, Inc.                                          637,198
 19,900    Charlotte Russe Holding, Inc. *                            534,713
 19,900    New York & Co., Inc. *                                     218,104
 13,300    Payless Shoesource, Inc. *                                 419,615
 66,300    Stage Stores, Inc. (a)                                   1,389,648
  1,300    The Dress Barn, Inc. *                                      26,676
 19,900    The Finish Line, Inc.                                      181,289
145,900    The Wet Seal, Inc. *                                       876,859
                                                                  -----------
                                                                    4,284,102
                                                                  -----------
           RETAIL - AUTOMOBILE (1.35%)
 13,300    Group 1 Automotive, Inc.                                   536,522
                                                                  -----------
           RETAIL - DISCOUNT (2.35%)
 75,600    Tuesday Morning Corp.                                      934,416
                                                                  -----------
           RETAIL - HOME FURNISHINGS (0.40%)
 41,500    Kirkland's, Inc. *                                         158,115
                                                                  -----------
           RETAIL - MUSIC STORE (0.56%)
 47,700    Trans World Entertainment Corp. *                          221,328
                                                                  -----------
           RETAIL - RESTAURANTS (0.77%)
 33,200    Krispy Kreme Doughnuts, Inc. *                             307,432
                                                                  -----------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (CONTINUED)
           -----------------------
           SATELLITE TELECOMMUNICATIONS (1.21%)
 22,100    GEOEYE, INC. *                                         $   480,233
                                                                  -----------
           SEMICONDUCTOR EQUIPMENT (1.63%)
 66,300    GSI Group, Inc. *                                          649,077
                                                                  -----------
           TELECOMMUNICATIONS EQUIPMENT (9.17%)
 13,300    Anaren, Inc. *                                             234,213
 61,600    Comtech Telecommunications Corp. *,(a)                   2,859,472
 66,300    Symmetricom, Inc. *                                        556,920
                                                                  -----------
                                                                    3,650,605
                                                                  -----------
           VITAMINS & NUTRITION PRODUCTS (1.25%)
 42,000    Natures Sunshine Products, Inc.                            497,700
                                                                  -----------
           WIRE & CABLE PRODUCTS (2.10%)
 46,400    Insteel Industries, Inc.                                   835,200
                                                                  -----------
           WIRELESS EQUIPMENT (3.36%)
 33,200    EMS Technologies, Inc. *                                   732,391
 26,500    Powerwave Technologies, Inc. *,(a)                         177,550
 13,300    ViaSat, Inc. *                                             426,930
                                                                  -----------
                                                                    1,336,871
                                                                  -----------
           TOTAL COMMON STOCK (Cost $33,913,394)                   42,524,414
                                                                  -----------
           INVESTMENTS IN SECURITIES (Cost $33,913,394)            42,524,414
                                                                  -----------
           SECURITIES SOLD, NOT YET PURCHASED ((19.99)%)
           ---------------------------------------------
           COMMON STOCK SOLD, NOT YET PURCHASED ((19.99)%)
           -----------------------------------------------
           APPAREL MANUFACTURERS ((2.22)%)
(13,600)   Guess ?, Inc. *                                           (653,344)
 (4,600)   Volcom, Inc. *                                            (230,598)
                                                                  -----------
                                                                     (883,942)
                                                                  -----------
           AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.31)%)
 (8,000)   Accuride Corp. *                                          (123,280)
                                                                  -----------
           BEVERAGES - NON-ALCOHOLIC ((0.29)%)
 (2,700)   Hansen Natural Corp. *                                    (116,046)
                                                                  -----------
           BUILDING MAINTENANCE & SERVICE ((0.45)%)
 (5,400)   Integrated Electrical Services, Inc. *                    (178,038)
                                                                  -----------
           COMMERCIAL SERVICES - FINANCE ((0.43)%)
 (3,600)   Bankrate, Inc. *                                          (172,512)
                                                                  -----------
           COMPUTER AIDED DESIGN ((0.72)%)
(10,800)   Ansys, Inc. *                                             (286,200)
                                                                  -----------
           COMPUTERS - INTEGRATED SYSTEMS ((0.15)%)
 (2,700)   Agilysys, Inc. *                                           (60,750)
                                                                  -----------

     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
           ------------------------------------------------
           COMPUTERS - PERIPHERAL EQUIPMENT ((0.45)%)
 (6,800)   Sigma Designs, Inc. *                                  $  (177,412)
                                                                  -----------
           CONSULTING SERVICES ((0.42)%)
 (2,600)   Corporate Executive Board Company *                       (168,766)
                                                                  -----------
           COSMETICS & TOILETRIES ((0.10)%)
 (2,600)   Physicians Formula Holdings, Inc. *                        (40,885)
                                                                  -----------
           E-COMMERCE/PRODUCTS (0.00%)
 (4,700)   Odimo, Inc. *                                               (1,034)
                                                                  -----------
           EDUCATIONAL SOFTWARE ((0.10)%)
 (4,100)   INVESTools, Inc. *                                         (40,836)
                                                                  -----------
           ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.16)%)
 (2,700)   Plexus Corp. *                                             (62,073)
                                                                  -----------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.11)%)
 (1,400)   Supertex, Inc. *                                           (43,876)
                                                                  -----------
           ENERGY - ALTERNATE SOURCES ((0.05)%)
 (2,700)   FuelCell Energy, Inc. *                                    (21,384)
                                                                  -----------
           FOOD - WHOLESALE/DISTRIBUTORS ((0.22)%)
 (2,700)   Spartan Stores, Inc.*                                      (88,857)
                                                                  -----------
           FOOTWEAR & RELATED APPAREL ((0.86)%)
 (8,000)   Crocs, Inc. *                                             (344,000)
                                                                  -----------
           IDENTIFICATION SYSTEMS/DEVICES ((0.27)%)
 (5,300)   L-1 Identity Solutions, Inc. *                            (108,385)
                                                                  -----------
           INTERNET SECURITY ((0.62)%)
(10,900)   Vasco Data Security International *                       (248,084)
                                                                  -----------
           INVESTMENT COMPANIES ((0.15)%)
 (5,300)   Nexcen Brands, Inc. *                                      (59,042)
                                                                  -----------
           INVESTMENT MANAGEMENT/ADVISORY SERVICES ((0.04)%)
 (1,300)   Epoch Holding Corp. *                                      (17,407)
                                                                  -----------
           MEDICAL - BIOMEDICAL/GENETICS ((0.17)%)
 (2,700)   Regeneron Pharmaceuticals, Inc. *                          (48,384)
 (1,400)   Savient Pharmaceuticals, Inc. *                            (17,388)
                                                                  -----------
                                                                      (65,772)
                                                                  -----------
           MEDICAL - DRUGS ((1.81)%)
 (5,400)   Adams Respiratory Therapeutics, Inc. *                    (212,706)
 (6,600)   Xenoport, Inc. *                                          (293,172)
(14,600)   Zymogenetics, Inc. *                                      (213,306)
                                                                  -----------
                                                                     (719,184)
                                                                  -----------


     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
           ------------------------------------------------
           MEDICAL INSTRUMENTS ((0.40)%)
 (4,000)   Angiodynamics, Inc. *                                  $   (72,040)
 (4,000)   Foxhollow Technologies, Inc. *                             (84,960)
                                                                  -----------
                                                                     (157,000)
                                                                  -----------
           MEDICAL PRODUCTS ((0.35)%)
 (8,200)   Cyberonics, Inc. *                                        (137,924)
                                                                  -----------
           PHYSICAL THERAPY/REHAB CENTERS ((0.18)%)
 (5,400)   US Physical Therapy, Inc. *                                (72,738)
                                                                  -----------
           RETAIL - APPAREL/SHOE ((1.96)%)
 (2,700)   Christopher & Banks Corp. *                                (46,305)
 (2,700)   Hot Topic, Inc. *                                          (29,349)
 (5,400)   JOS A Bank Clothiers, Inc. *                              (223,938)
 (9,300)   The Children's Place Retail Stores, Inc. *                (480,252)
                                                                  -----------
                                                                     (779,844)
                                                                  -----------
           RETAIL - AUTO PARTS INDUSTRY ((0.47)%)
 (9,300)   PEP Boys - Manny, Moe & Jack *                            (187,488)
                                                                  -----------
           RETAIL - BEDDING ((0.13)%)
 (1,400)   Bed Bath & Beyond, Inc. *                                  (50,386)
                                                                  -----------
           RETAIL - COMPUTER EQUIPMENT ((0.50)%)
 (1,300)   GTSI Corp. *                                               (16,783)
(13,600)   PC Connection, Inc. *                                     (180,064)
                                                                  -----------
                                                                     (196,847)
                                                                  -----------
           RETAIL - DISCOUNT ((0.70)%)
 (9,500)   Big Lots, Inc. *                                          (279,490)
                                                                  -----------
           RETAIL - MAIL ORDER ((0.21)%)
 (2,700)   Williams-Sonoma, Inc. *                                    (85,266)
                                                                  -----------
           RETAIL - RESTAURANTS ((0.29)%)
 (2,700)   O'Charley's, Inc. *                                        (54,432)
 (1,300)   Panera Bread Company *                                     (59,878)
                                                                  -----------
                                                                     (114,310)
                                                                  -----------
           RETAIL - SPORTING GOODS ((3.23)%)
(34,000)   Zumiez, Inc. *                                          (1,284,520)
                                                                  -----------
           SEMICONDUCTOR COMPONENTS -
           INTEGRATED CIRCUITS ((0.22)%)
 (9,300)   Genesis Microchip, Inc. *                                  (87,048)
                                                                  -----------
           TELECOMMUNICATIONS EQUIPMENT ((0.36)%)
   (700)   NMS Communications Corp. *                                  (1,204)
 (5,400)   Plantronics, Inc. *                                       (141,588)
                                                                  -----------
                                                                     (142,792)
                                                                  -----------


     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------
           COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
           ------------------------------------------------
           THERAPEUTICS ((0.15)%)
 (5,300)   Altus Pharmaceuticals, Inc. *                          $   (61,162)
                                                                  -----------
           X-RAY EQUIPMENT ((0.74)%)
 (5,300)   Hologic, Inc. *                                           (293,143)
                                                                  -----------
           TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
           (Cost $(6,593,909))                                     (7,957,723)
                                                                  -----------
           SECURITIES SOLD, NOT YET PURCHASED
           (PROCEEDS $(6,593,909))                                 (7,957,723)
                                                                  -----------
 TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
 NOT YET PURCHASED -- 86.84%                                       34,566,691
                                                                  -----------
 OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 13.16%              5,240,488
                                                                  -----------
 TOTAL NET ASSETS -- 100.00%                                      $39,807,179
                                                                  ===========

*     Non-income producing security.
(a) Partially or wholly held ($14,177,575 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.




     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------
                                                          DECEMBER 31, 2006
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
---------------------------------------             ----------------------------
--------------------------------------------------------------------------------
Apparel Manufacturers                                         (2.22)
--------------------------------------------------------------------------------
Applications Software                                          1.46
--------------------------------------------------------------------------------
Automotive/Truck Parts & Equipment                            (0.31)
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic                                     (0.29)
--------------------------------------------------------------------------------
Building & Construction Products - Miscellaneous               0.05
--------------------------------------------------------------------------------
Building - Heavy Construction                                  2.05
--------------------------------------------------------------------------------
Building Maintenance & Service                                (0.45)
--------------------------------------------------------------------------------
Building Production - Air & Heating                            0.64
--------------------------------------------------------------------------------
Chemicals - Specialty                                          1.27
--------------------------------------------------------------------------------
Circuit Boards                                                 1.73
--------------------------------------------------------------------------------
Commercial Services                                            3.60
--------------------------------------------------------------------------------
Commercial Services - Finance                                 (0.43)
--------------------------------------------------------------------------------
Computer Aided Design                                          6.16
--------------------------------------------------------------------------------
Computers - Integrated Systems                                 1.71
--------------------------------------------------------------------------------
Computers - Memory Devices                                     0.33
--------------------------------------------------------------------------------
Computers - Peripheral Equipment                              (0.45)
--------------------------------------------------------------------------------
Consulting Services                                           (0.42)
--------------------------------------------------------------------------------
Cosmetics & Toiletries                                        (0.10)
--------------------------------------------------------------------------------
Diagnostic Kits                                                0.58
--------------------------------------------------------------------------------
Distribution/Wholesale                                         3.09
--------------------------------------------------------------------------------
Diversified Manufacturing Operations                           2.82
--------------------------------------------------------------------------------
Drug Delivery Systems                                          2.09
--------------------------------------------------------------------------------
E-Commerce/Products                                           (0.00)
--------------------------------------------------------------------------------
E-Services/Consulting                                          0.07
--------------------------------------------------------------------------------
Educational Software                                          (0.07)
--------------------------------------------------------------------------------
Electronic Components - Miscellaneous                          2.85
--------------------------------------------------------------------------------
Electronic Components - Semiconductors                        (0.11)
--------------------------------------------------------------------------------
Electronic Measuring Instruments                               0.16
--------------------------------------------------------------------------------
Energy - Alternate Sources                                     0.51
--------------------------------------------------------------------------------
Enterprise Software/Services                                   8.33
--------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                               1.99
--------------------------------------------------------------------------------
Food - Wholesale/Distributors                                 (0.22)
--------------------------------------------------------------------------------
Footware & Related Apparel                                     0.63
--------------------------------------------------------------------------------
Home Furnishings                                               0.75
--------------------------------------------------------------------------------
Identification Systems/Devices                                (0.27)
--------------------------------------------------------------------------------
Internet Security                                             (0.62)
--------------------------------------------------------------------------------
Investment Companies                                          (0.15)
--------------------------------------------------------------------------------
Investment Management/Advisory Services                       (0.04)
--------------------------------------------------------------------------------
Medical - Biomedical/Genetics                                 (0.17)
--------------------------------------------------------------------------------
Medical - Drugs                                                6.88
--------------------------------------------------------------------------------
Medical Instruments                                           (0.15)
--------------------------------------------------------------------------------
Medical Outpatient/Home Medical                                2.12
--------------------------------------------------------------------------------
Medical Products                                               8.88
--------------------------------------------------------------------------------
Non-Ferrous                                                    0.84
--------------------------------------------------------------------------------
Physical Therapy/Rehab Centers                                (0.18)
--------------------------------------------------------------------------------
Platinum                                                       0.55
--------------------------------------------------------------------------------


     The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------
                                                          DECEMBER 31, 2006
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
---------------------------------------             ----------------------------
--------------------------------------------------------------------------------
Publishing - Newspapers                                        0.17
--------------------------------------------------------------------------------
Research & Development                                         1.68
--------------------------------------------------------------------------------
Respiratory Products                                           3.55
--------------------------------------------------------------------------------
Retail - Apparel/Shoe                                          8.80
--------------------------------------------------------------------------------
Retail - Auto Parts Industry                                  (0.47)
--------------------------------------------------------------------------------
Retail - Automotive                                            1.35
--------------------------------------------------------------------------------
Retail - Bedding                                              (0.13)
--------------------------------------------------------------------------------
Retail - Computer Equipment                                   (0.50)
--------------------------------------------------------------------------------
Retail - Discount                                              1.65
--------------------------------------------------------------------------------
Retail - Home Furnishings                                      0.40
--------------------------------------------------------------------------------
Retail - Mail Order                                           (0.21)
--------------------------------------------------------------------------------
Retail - Music Store                                           0.56
--------------------------------------------------------------------------------
Retail - Restaurants                                           0.48
--------------------------------------------------------------------------------
Retail - Sporting Goods                                       (3.23)
--------------------------------------------------------------------------------
Satellite Communications                                       1.21
--------------------------------------------------------------------------------
Semiconductor Components - Integrated Circuits                (0.22)
--------------------------------------------------------------------------------
Semiconductor Equipment                                        1.63
--------------------------------------------------------------------------------
Telecommunications Equipment                                   8.81
--------------------------------------------------------------------------------
Therapeutics                                                  (0.15)
--------------------------------------------------------------------------------
Vitamins & Nutrition Products                                  1.25
--------------------------------------------------------------------------------
Wire & Cable Products                                          2.10
--------------------------------------------------------------------------------
Wireless Equipment                                             3.36
--------------------------------------------------------------------------------
X-Ray Equipment                                               (0.74)
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                            UBS SEQUOIA FUND, L.L.C.

      The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on April 26, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

      The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

      The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors noted that the Fund's annualized performance since the Fund's inception was lower than that of its Comparable Funds, although the Fund's annualized performance since June 1, 2004 was within the range of performance of its Comparable Funds although below the median performance of its Comparable Funds. The Independent Directors also discussed the information provided during a presentation by the Fund's portfolio manager at the meeting. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility since inception was equal to the median volatility of its Comparable Funds and below the median volatility of its Comparable Funds since June 1, 2004.

      The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the

Directors showed that the management fee being charged to the Fund was above the median management fee being charged to its Comparable Funds but lower than the management fee being charged to three of its Comparable Funds, and the incentive fee being charged to the Fund was identical to that being charged by all of its Comparable Funds except for one Comparable Fund which charged a lower incentive fee. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was identical to that being charged by three other single-manager (I.E., non-fund-of-funds) funds, with the other single-manager funds charging higher fees, and that the Fund's incentive fee was equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged by the Adviser to any single-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

      The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
        PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Sequoia Fund L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date           August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.